CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-In Capital	Subscription receivable	Accumulated Deficit	Total
Beginning balance, shares at Mar. 31, 2018	1,116
Beginning balance, value at Mar. 31, 2018	$ 1,116	$ 355,935		$ (239,593)	$ 117,458
Share issuance, shares	166
Share issuance, value	$ 166	53,039	(53,205)
Net loss				(67,395)	(67,395)
Ending balance, shares at Mar. 31, 2019	1,282
Ending balance, value at Mar. 31, 2019	$ 1,282	408,974	(53,205)	(306,988)	50,063
Share issuance, shares	48,718
Share issuance, value	$ 48,718		(48,718)
Cash collected for subscription receivable			53,205		53,205
Net loss				(25,083)	(25,083)
Ending balance, shares at Mar. 31, 2020	50,000
Ending balance, value at Mar. 31, 2020	$ 50,000	$ 408,974	$ (48,718)	$ (332,071)	$ 78,185